Depreciation and Various Expenses (Insurance, Property Tax and Other) of Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Schedule of Operating Leases [Line Items]
Depreciation expenses	¥ 166,234	¥ 145,928	¥ 135,197
Various expenses	49,655	48,501	46,207
Costs of operating leases	¥ 215,889	¥ 194,429	¥ 181,404